Authorised and issued share capital - Movements and Weighted-average Exercise Price for Options Granted (Detail)	12 Months Ended
	Dec. 31, 2019 shares £ / shares $ / ADRs	Dec. 31, 2018 shares £ / shares $ / ADRs	Dec. 31, 2017 shares
American depository receipts [member] | WPP Worldwide Share Ownership Program [member]
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Weighted-average exercise price for options, 1 January | $ / ADRs	95.453
Weighted-average exercise price for options, Exercised | $ / ADRs	47.388
Weighted-average exercise price for options, Lapsed | $ / ADRs	91.622
Weighted-average exercise price for options, Outstanding 31 December | $ / ADRs	96.744	95.453
Weighted-average exercise price for options, Exercisable | $ / ADRs	96.744
American depository receipts [member] | WPP Share Option Plan 2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Weighted-average exercise price for options, 1 January | $ / ADRs	84.893
Weighted-average exercise price for options, Granted | $ / ADRs	62.590
Weighted-average exercise price for options, Exercised | $ / ADRs	53.140
Weighted-average exercise price for options, Lapsed | $ / ADRs	82.290
Weighted-average exercise price for options, Outstanding 31 December | $ / ADRs	79.798	84.893
Weighted-average exercise price for options, Exercisable | $ / ADRs	115.940
Ordinary shares [member]
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Options granted, Beginning balance	24,218,615
Options granted, Granted	4,615,000
Exercise of share options	(75,625)	(166,675)	(630,822)
Options granted, Lapsed	(3,652,175)
Options granted, Ending balance	25,105,815	24,218,615
Options granted, Exercisable	9,957,740
Ordinary shares [member] | WPP Executive Share Option Scheme [member]
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Options granted, Beginning balance	6,741
Options granted, Ending balance	6,741	6,741
Options granted, Exercisable	6,741
Weighted-average exercise price for options, 1 January | £ / shares	£ 9.355
Weighted-average exercise price for options, Outstanding 31 December | £ / shares	9.355	£ 9.355
Weighted-average exercise price for options, Exercisable | £ / shares	£ 9.355
Ordinary shares [member] | WPP Worldwide Share Ownership Program [member]
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Options granted, Beginning balance	5,520,774
Exercise of share options	(71,475)
Options granted, Lapsed	(747,375)
Options granted, Ending balance	4,701,924	5,520,774
Options granted, Exercisable	4,701,924
Weighted-average exercise price for options, 1 January | £ / shares	£ 12.290
Weighted-average exercise price for options, Exercised | £ / shares	6.888
Weighted-average exercise price for options, Lapsed | £ / shares	12.027
Weighted-average exercise price for options, Outstanding 31 December | £ / shares	12.421	£ 12.290
Weighted-average exercise price for options, Exercisable | £ / shares	£ 12.421
Ordinary shares [member] | WPP Share Option Plan 2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Options granted, Beginning balance	18,691,100
Options granted, Granted	4,615,000
Exercise of share options	(4,150)
Options granted, Lapsed	(2,904,800)
Options granted, Ending balance	20,397,150	18,691,100
Options granted, Exercisable	5,249,075
Weighted-average exercise price for options, 1 January | £ / shares	£ 12.753
Weighted-average exercise price for options, Granted | £ / shares	9.600
Weighted-average exercise price for options, Exercised | £ / shares	8.372
Weighted-average exercise price for options, Lapsed | £ / shares	12.405
Weighted-average exercise price for options, Outstanding 31 December | £ / shares	12.121	£ 12.753
Weighted-average exercise price for options, Exercisable | £ / shares	£ 16.164